UNAUDITED CONDENSED STATEMENTS OF OPERATIONS (Parenthetical)	Dec. 31, 2020 shares
Common shares, shares outstanding	2,124
Common Class B [Member] | Fifth Wall Acquisition Corp [Member]
Common shares, shares outstanding	8,625,000
Maximum Common Stock Shares Subject To Forfeiture	1,125,000